STOCK-BASED COMPENSATION (Weighted Average Assumptions) (Details) - PBF Energy Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	38.40%	52.00%	52.10%
Dividend yield	3.96%	4.82%	4.43%
Risk-free rate of return	1.58%	1.80%	1.53%
Exercise price	$ 30.28	$ 24.78	$ 27.79